Segmented Financial Information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segmented Financial Information	SEGMENTED FINANCIAL INFORMATION
Baytex's reportable segments are determined based on the geographic location and nature of the underlying operations:

•Canada includes the exploration for, and the development and production of, crude oil and natural gas in Western Canada;
•U.S. includes the exploration for, and the development and production of, crude oil and natural gas in the U.S.; and
•Corporate includes corporate activities and items not allocated between operating segments.

	Canada		U.S.		Corporate		Consolidated
Years Ended December 31	2023	2022	2023	2022	2023	2022	2023	2022

Revenue, net of royalties
Petroleum and natural gas sales	$1,729,021	$1,926,561	$1,653,600	$962,484	$—	$—	$3,382,621	$2,889,045
Royalties	(213,148)	(277,428)	(456,644)	(285,536)	—	—	(669,792)	(562,964)
	1,515,873	1,649,133	1,196,956	676,948	—	—	2,712,829	2,326,081

Expenses
Operating	368,605	327,894	202,234	94,772	—	—	570,839	422,666
Transportation	64,325	48,561	24,981	—	—	—	89,306	48,561
Blending and other	224,802	189,454	—	—	—	—	224,802	189,454
General and administrative	—	—	—	—	69,789	50,270	69,789	50,270
Transaction costs	—	—	—	—	49,045	—	49,045	—
Exploration and evaluation	8,896	30,239	—	—	—	—	8,896	30,239
Depletion and depreciation	484,232	409,286	555,548	171,747	8,124	6,017	1,047,904	587,050
Impairment loss (reversal)	184,000	(267,744)	649,662	—	—	—	833,662	(267,744)
Share-based compensation	—	—	—	—	37,699	29,056	37,699	29,056
Financing and interest	—	—	—	—	192,173	104,817	192,173	104,817
Financial derivatives (gain) loss	—	—	—	—	(24,695)	199,010	(24,695)	199,010
Foreign exchange (gain) loss	—	—	—	—	(10,848)	43,441	(10,848)	43,441
Loss (gain) on dispositions	141,295	(4,898)	—	—	—	—	141,295	(4,898)
Other (income) expense	(1,271)	(4,009)	—	—	815	7,253	(456)	3,244
	1,474,884	728,783	1,432,425	266,519	322,102	439,864	3,229,411	1,435,166
Net income (loss) before income taxes	40,989	920,350	(235,469)	410,429	(322,102)	(439,864)	(516,582)	890,915
Income tax (recovery) expense
Current income tax expense							14,403	3,594
Deferred income tax (recovery) expense							(297,629)	31,716
							(283,226)	35,310
Net income (loss)	$40,989	$920,350	$(235,469)	$410,429	$(322,102)	$(439,864)	$(233,356)	$855,605

Additions to exploration and evaluation assets	—	6,359	—	—	—	—	—	6,359
Additions to oil and gas properties	463,198	374,443	549,589	140,740	—	—	1,012,787	515,183
Corporate acquisition, net of cash acquired	—	—	662,579	—	—	—	662,579	—
Property acquisitions	20,023	1,352	18,891	—	—	—	38,914	1,352
Proceeds from dispositions	(160,256)	(25,649)	—	—	—	—	(160,256)	(25,649)

As at	December 31, 2023	December 31, 2022
Canadian assets	$2,289,083	$2,779,596
U.S. assets	5,112,493	2,301,047
Corporate assets	59,355	23,126
Total consolidated assets	$7,460,931	$5,103,769